Borrowings (Details 3) ₪ in Millions, R$ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2018 USD ($)		Jun. 30, 2018 BRL (R$)		Jun. 30, 2018 ILS (₪)
Cresud [Member] | Class XXIII [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-02
Maturity date	Feb. 16, 2023
Interest rate	6.50%		6.50%		6.50%
Principal payment	At expiration
Interest payment	Biannual
Cresud [Member] | Class XXIII [Member] | USD
Disclosure of detailed information about borrowings [line items]
Amount in original currency | $	$ 113.0
Brasilagro-companhia Brasileira De Propiedades Agricolas [Member] | CRA SerieI [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-05
Maturity date	Aug. 01, 2022
Interest rate	106.50%		106.50%		106.50%
Principal payment	Annual payments since 2020
Interest payment	Annual
Brasilagro-companhia Brasileira De Propiedades Agricolas [Member] | CRA SerieI [Member] | BRL
Disclosure of detailed information about borrowings [line items]
Amount in original currency | R$			R$ 852
Brasilagro-companhia Brasileira De Propiedades Agricolas [Member] | CRA SerieII [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-05
Maturity date	Jul. 31, 2023
Interest rate	110.00%		110.00%		110.00%
Principal payment	Annual payments since 2020
Interest payment	Annual
Brasilagro-companhia Brasileira De Propiedades Agricolas [Member] | CRA SerieII [Member] | BRL
Disclosure of detailed information about borrowings [line items]
Amount in original currency | R$			R$ 57
Irsainversionesy Representaciones Sociedad Anonima [Member] | Class VII [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2016-09
Maturity date	Sep. 09, 2019
Interest rate	2.99%		2.99%		2.99%
Principal payment	At expiration
Interest payment	Quarterly
Description of interest rate	Badlar
Irsainversionesy Representaciones Sociedad Anonima [Member] | Class VII [Member] | USD
Disclosure of detailed information about borrowings [line items]
Amount in original currency | $	$ 384.2
Irsainversionesy Representaciones Sociedad Anonima [Member] | Class VIII [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2016-09
Maturity date	Sep. 09, 2019
Interest rate	7.00%		7.00%		7.00%
Principal payment	At expiration
Interest payment	Quarterly
Irsainversionesy Representaciones Sociedad Anonima [Member] | Class VIII [Member] | USD
Disclosure of detailed information about borrowings [line items]
Amount in original currency | $	$ 184.5
IRSA Propiedades Comerciales S.A. [Member] | Class IV [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-09
Maturity date	Sep. 14, 2020
Interest rate	5.00%		5.00%		5.00%
Principal payment	At expiration
Interest payment	Quarterly
IRSA Propiedades Comerciales S.A. [Member] | Class IV [Member] | USD
Disclosure of detailed information about borrowings [line items]
Amount in original currency | $	$ 140.0
IDB Development Corporation Ltd. [Member] | SERIES N [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2016-08
Maturity date	Dec. 29, 2022
Interest rate	5.30%	[1]	5.30%	[1]	5.30%	[1]
Principal payment	At expiration
Interest payment	Quarterly
IDB Development Corporation Ltd. [Member] | SERIES N [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 325	[1]
IDB Development Corporation Ltd. [Member] | SERIES M [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-02
Maturity date	Nov. 28, 2019
Interest rate	5.40%		5.40%		5.40%
Principal payment	At expiration
Interest payment	Quarterly
IDB Development Corporation Ltd. [Member] | SERIES M [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 1,060
IDB Development Corporation Ltd. [Member] | SERIES N [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-07
Maturity date	Dec. 30, 2022
Interest rate	5.30%	[1]	5.30%	[1]	5.30%	[1]
Principal payment	At expiration
Interest payment	Quarterly
IDB Development Corporation Ltd. [Member] | SERIES N [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 6,421	[1]
IDB Development Corporation Ltd. [Member] | SERIES N [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-11
Maturity date	Dec. 30, 2022
Interest rate	5.30%	[2]	5.30%	[2]	5.30%	[2]
Principal payment	At expiration
Interest payment	Quarterly
IDB Development Corporation Ltd. [Member] | SERIES N [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 357	[2]
Discount Investment Corporation Ltd. [Member] | SERIES F [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2016-08
Maturity date	Dec. 31, 2025
Interest rate	4.95%		4.95%		4.95%
Principal payment	Annual payments since 2017
Interest payment	Annual
Discount Investment Corporation Ltd. [Member] | SERIES F [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 360
Discount Investment Corporation Ltd. [Member] | SERIES F [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-04
Maturity date	Dec. 31, 2025
Interest rate	4.95%		4.95%		4.95%
Principal payment	Annual payments since 2017
Interest payment	Annual
Discount Investment Corporation Ltd. [Member] | SERIES F [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 444
Discount Investment Corporation Ltd. [Member] | SERIES J [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-12
Maturity date	Dec. 30, 2026
Interest rate	4.80%	[2]	4.80%	[2]	4.80%	[2]
Principal payment	Annual payments since 2021
Interest payment	Biannual
Discount Investment Corporation Ltd. [Member] | SERIES J [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 762	[2]
PBC [Member] | SERIES I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2016-10
Maturity date	Jun. 29, 2029
Interest rate	3.95%		3.95%		3.95%
Principal payment	At expiration
Interest payment	Quarterly
PBC [Member] | SERIES I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 102
PBC [Member] | SERIES I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-04
Maturity date	Jun. 29, 2029
Interest rate	3.95%		3.95%		3.95%
Principal payment	At expiration
Interest payment	Quarterly
PBC [Member] | SERIES I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 431
PBC [Member] | SERIES I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-10
Maturity date	Jun. 29, 2029
Interest rate	3.95%		3.95%		3.95%
Principal payment	At expiration
Interest payment	Quarterly
PBC [Member] | SERIES I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 497
PBC [Member] | SERIES I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-12
Maturity date	Jun. 29, 2029
Interest rate	3.95%	[2]	3.95%	[2]	3.95%	[2]
Principal payment	At expiration
Interest payment	Quarterly
PBC [Member] | SERIES I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 496	[2]
Gav - Yam [Member] | SERIES F [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-04
Maturity date	Mar. 31, 2026
Interest rate	4.75%		4.75%		4.75%
Principal payment	Annual payments since 2021
Interest payment	Biannual
Gav - Yam [Member] | SERIES F [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 303
Gav - Yam [Member] | SERIES H [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-09
Maturity date	Jun. 30, 2034
Interest rate	2.55%		2.55%		2.55%
Principal payment	Annual payments since 2019
Interest payment	Biannual
Gav - Yam [Member] | SERIES H [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 424
Cellcom [Member] | SERIES L [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-01
Maturity date	Jan. 05, 2028
Interest rate	2.50%		2.50%		2.50%
Principal payment	Annual payments since 2023
Interest payment	Annual
Cellcom [Member] | SERIES L [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 401
Shufersal [Member] | SERIES E [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-01
Maturity date	Oct. 08, 2028
Interest rate	4.30%		4.30%		4.30%
Principal payment	Annual payments since 2018
Interest payment	Annual
Shufersal [Member] | SERIES E [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 544
Shufersal [Member] | SERIES E [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-01
Maturity date	Oct. 08, 2028
Interest rate	4.30%	[2]	4.30%	[2]	4.30%	[2]
Principal payment	Annual payments since 2018
Interest payment	Annual
Shufersal [Member] | SERIES E [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency					₪ 544	[2]

[1]	IDBD has the right to make an early repayment, totally or partially. As a guarantee for the full compliance of all the commitments IDBD has pledged approximately 60.4 million shares of DIC under a single fixed charge of first line and in guarantee of by means of the lien, in an unlimited amount, in favor of the trustee for the holders of the debentures.
[2]	Corresponds a to an expansion of the series.